Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisitions
Acquisitions

The results of operations and financial position of the entities acquired during the years ended December 31, 2014, 2013 and 2012, are included in the Consolidated Financial Statements from and after the date of acquisition. The Company completed a number of acquisitions in 2014, 2013 and 2012 that were not significant, individually or in the aggregate, including Clear2Pay NV. ("Clear2Pay"), for $461.5 million in October 2014, Reliance Financial Corporation ("Reliance") for $110.0 million in July 2014, Credit Management Solutions, Inc. ("CMSI"), for $29.0 million in April 2014, mFoundry, Inc. ("mFoundry"), for $115.0 million in March 2013, ProNet Solutions, Inc. ("ProNet") for $22.3 million in October 2012, Integrated Compliance Solutions LLC ("ICS") for $20.2 million in April 2012 and Memento Inc. ("Memento") for $24.9 million in April 2012.

The addition of Clear2Pay will expand FIS’ global payments capabilities and enhance our ability to deliver differentiated enterprise payments solutions. Because the Clear2Pay purchase price was denominated in Euros, we initiated a foreign currency forward contract to purchase Euros and sell U.S. Dollars to manage the risk arising from fluctuations in exchange rates until the closing.  As this derivative did not qualify for hedge accounting, we recorded a charge of $16.2 million in Other income (expense), net during the third quarter of 2014.  This forward contract was settled on October 1, 2014.

Our acquisition of Atlanta-based Reliance enables us to provide a full-service wealth management and retirement offering encompassing technology, full back-office operations outsourcing, and retirement trust and fiduciary services.

The Capco purchase price in 2010 included cash consideration of $297.8 million at closing plus future contingent consideration valued at $113.7 million based on targeted operating performance in 2013 through 2015. We recorded an additional charge of $85.2 million in December 2013 as a result of amendments to the earn-out provisions based on management's outlook and increased projections of Capco's future results in light of its consistently improving performance. The amendments established a final agreed amount in total cash contingent consideration and number of shares in equity contingent consideration, subject to reduction and forfeiture provisions if operating performance targets are not met. The liability had previously been reduced by $22.3 million in 2011 and increased by $43.9 million in 2013 based on forecasts of achievement of targeted operating performance. No adjustments were required in 2014 and 2012. The remaining contingent consideration liability is $103.3 million as of December 31, 2014. The remaining payments will be made over the next two years.

In conjunction with the acquisition, Capco and FIS established a New Hires and Promotions Incentive Plan ("NHPP") to attract new employees and to retain and incent existing employees and management. This plan provided for aggregate payments of up to $67.8 million to eligible participants upon achievement of targeted operating performance in 2013 through 2015. The NHPP was amended and restated in December 2013 to: (1) fix the total amount payable at $43.4 million, subject to reduction and forfeiture provisions; (2) establish the named participants and their respective unit allocations; and (3) eliminate any continued service requirements to FIS by the participants after the amendment date. Based on management's expectation that the operating performance measures will be achieved, the liability for the NHPP was adjusted to the present value of the amended total payout, with the resulting increase of $18.1 million recorded in 2013. Prior to the amendment, the expected liability was being expensed over the performance period, which was deemed to equal the service period.